Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value liabilities

	December 31, 2021	December 31, 2020	Fair Value Hierarchy

Commitment Fee	$—	$577,000	Level 3

Schedule of inputs and assumptions of valuation model

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$0.63
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	52,077,000

Schedule of commitment fee

Beginning balance, December 31, 2020	$577,000

Commitment fee expense	23,301,206
Issuance of Series A-1 and B preferred stock in exchange for commitment fee	(23,878,206)

Ending balance, December 31, 2021	$—